ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE [Abstract]
Employees and payroll accruals	$ 342	$ 253
Government authorities	303	640
Accrued vacation pay	169	147
Advance on account of sale of an affiliate	369	369
Accrued expenses	1,418	1,071
Other	149
Total accrued expenses and other accounts payable	$ 2,750	$ 2,480